LOAN RECEIVABLE (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to executive officers and directors	$ 1,200,000	$ 1,300,000
Principal disbursements		26,000
Repayments of loans	215,000	195,000	148,000
One- to four-family residential	231,626,000	236,236,000
Multi-family residential	20,501,000	22,805,000
Threshold percentage of loan to value ratio for underwritten loans	85.00%
Executive Officer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of mortgage loans	1	1	1
Amount of mortgage loans	133,000	215,000	78,000
Amount of line of credit	100,000	15,000
Number of home equity line of credit	1	1
One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit quality discount	611,000
One- to four-family residential	256,200,000	256,200,000
Percentage of loans	76.00%	76.00%
Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Multi-family residential	$ 263,000,000	$ 263,000,000
Percentage of loans	78.00%	78.00%